Estimated Fair Value and Basis of Valuation of Financial Instrument Assets And (Liabilities) Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Assets
Derivative financial instruments	$ 48		$ 6
Liabilities
Derivative financial instruments	43		12
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Total	328		201
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Money market funds
Assets
Cash equivalents	196	[1]	92	[1]
Restricted cash	28	[2]	11	[2]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	104	[3]	98	[3]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Derivative financial instruments	48	[4]	6	[4]
Total	64		24
Liabilities
Derivative financial instruments	43	[4]	12	[4]
Total	43		12
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	$ 16	[3]	$ 18	[3]

[1]	Cash equivalents are comprised of money market funds.
[2]	Restricted cash is comprised of money market funds.
[3]	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
[4]	See "Derivative Instruments and Hedging Activities" section below for detailed information regarding our derivative financial instruments.